Related-Party Transactions	12 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related-Party Transactions
13.     Related-Party Transactions

During the years ended September 30, 2016 and 2015, the following related party transactions occurred other than as disclosed in Note 7 and Note 8:
•       During the year ended September 30, 2015, the Company provided $783,707 of non-interest bearing advances to the Company’s founding stockholder and CEO, of which $395,257 was repaid. Additionally, the CEO has deferred a portion of his salary, bonus, and related benefits during the year ended September 30, 2015 and applied such deferrals against previous advances. As of September 30, 2015, the Company had accrued compensation payments of  $117,506, due to the CEO.

•       In March 2015, a director of the Company loaned $1,000,000 to the Company with an interest rate of 24%. The loan was repaid in October 2015 and included $128,219 in accrued interest.

•       During the years ended September 30, 2015 and 2014, the Company repurchased 1,250 shares of Series A redeemable preferred stock and satisfied accrued dividends of  $326,354 from three directors of the Company in exchange for $650,000 in cash payments and the issuance of $1,850,000 in stockholder notes. The notes bear interest at 4% which are due on demand. Under the terms of the agreement, because the notes were not paid upon maturity, they now bear interest at 6%. Terms of the share repurchase were the same as non-related parties. Refer to notes 7 and 10.